Share Capital - Schedule of Classes of Share Capital (Details) ¥ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	¥ 26,148		¥ 37,772	¥ 26,148	¥ 20,634
Issuance of ordinary shares	¥ 856	$ 123	12	2,433
Issuance of ordinary shares upon initial public offering				3,496
Shares held for share award schemes			(31)
Distribution to Tencent					(3,774)
Ending balance			¥ 43,678	¥ 37,772	¥ 26,148
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance, shares | shares	2,970,573,050	2,970,573,050	3,265,986,486	2,970,573,050	2,543,814,662
Issuance of ordinary shares | shares			280,512	97,381,238	15,939,000
Issuance of puttable ordinary shares | shares				24,757,517
Issuance of stock dividend, shares | shares					88,726,036
Exercise of share options, shares | shares					39,262,654
Issuance of ordinary shares in exchange for ordinary shares in an investee, shares | shares					282,830,698
Issuance of ordinary shares upon initial public offering | shares				82,059,658
Number of shares allotted and issued for share award schemes | shares			88,798,940
Balance, shares | shares			3,355,065,938	3,265,986,486	2,970,573,050
Beginning balance	¥ 2		¥ 2	¥ 2	¥ 2
Ending balance			2	¥ 2	2
Share Capital | UEC
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares | shares				23,084,008
Share Capital | Musical Label Partners
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares | shares				68,131,015
Additional Paid-In Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	¥ 23,915		33,776	¥ 23,915	20,063
Issuance of ordinary shares			12	2,433
Issuance of ordinary shares upon initial public offering				3,496
Exercise of share options					79
Value of employee service			637
Issuance of ordinary shares in exchange for ordinary shares in an investee					7,547
Distribution to Tencent					(3,774)
Ending balance			34,425	33,776	¥ 23,915
Additional Paid-In Capital | UEC
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares				1,027
Additional Paid-In Capital | Musical Label Partners
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares				¥ 2,905
Shares Held for Share Award Schemes
Disclosure Of Classes Of Share Capital [Line Items]
Shares held for share award schemes			(31)
Ending balance			¥ (31)